EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator for the calculation of basic EPS and diluted EPS for net income from continuing operations, net loss from discontinued operations and net income (loss) are as follows:

(in thousands of $)	2014	2013	2012
Net income from continuing operations	16,253	3,530	5,882
Net loss from discontinued operations	(258)	(7,433)	(59,311)
Net income (loss)	15,995	(3,903)	(53,429)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2014	2013	2012
Weighted average number of shares outstanding - basic	52,445	25,620	24,432
Impact of restricted stock units	149	176	133
Weighted average number of shares outstanding - diluted	52,594	25,796	24,565